Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]	Derivatives not designated as hedging instruments:

As of December 31, 2014
	Asset	Liability
Type of Futures,	Derivatives	Derivatives	Net
Forwards Contracts	Fair Value	Fair Value	Fair Value

Agriculture	$119,669	$(95,121)	$24,548
Currency	60,876	(31,502)	29,374
Energy	218,011	(15,424)	202,587
Indices	12,875	(13,050)	(175)
Interest Rates	168,536	(2,275)	166,261
Metals	44,235	(875)	43,360
	$624,202	$(158,247)	$465,955
As of December 31, 2013
	Asset	Liability
Type of	Derivatives	Derivatives	Net
Futures Contracts	Fair Value	Fair Value	Fair Value

Agriculture	$223,192	$(37,817)	$185,375
Currency	94,958	(1,663)	93,295
Energy	15,843	(38,517)	(22,674)
Indices	438,814	(46,548)	392,266
Interest Rates	129,505	(94,051)	35,454
Metals	78,920	-	78,920
	$981,232	$(218,596)	$762,636

Schedule of Derivative Instruments Included in Trading Activities [Table Text Block]	Trading gain (loss) for the following periods:

	Year ended December 31,
Type of Futures Contracts	2014	2013	2012
Agriculture	$(42,004)	$441,400	$(361,619)
Currency	790,640	(221,046)	(598,618)
Energy	126,535	(430,320)	(483,184)
Indices	(566,210)	394,694	(655,571)
Interest Rates	188,370	(204,765)	162,682
Metals	21,168	229,275	(462,793)
	$518,499	$209,238	$(2,399,103)